Consolidated statements of comprehensive income (loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	€ (21,489)	€ (13,049)	€ (51,391)
Other comprehensive income (loss)
Currency translation adjustments	91	(201)	161
Total other comprehensive income (loss)	91	(201)	161
Comprehensive loss	(21,398)	(13,250)	(51,230)
Less: Comprehensive loss attributable to noncontrolling interests	0	568	581
Comprehensive loss attributable to trivago N.V.	€ (21,398)	€ (12,682)	€ (50,649)